SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14 – SUBSEQUENT EVENTS

In October 2011, a note holder of the 5% convertible promissory note converted principal balance of $150,000 and accrued interest of $5,055 into shares of the Company's common stock. The Company issued 155,055 shares in connection with the conversion of this convertible promissory note. The fair value of such shares issued amounted to $1.00 per share.

In October 2011, 2,250,000 of the Series B preferred shares were converted into common stock. The Company issued 2,250,000 shares in connection with the conversion of this preferred shares.

Following the consummation of the asset purchase agreement with Continental, certain holders of Continental's warrants that were received in connection with the private placement of Continental securities (the “Continental Offering”) asserted certain rights against the Company under Section 5(f) of the Continental Warrants (the “Put Right”), which the Company disputed.On October 3, 2011, the Company, Continental and each of the holders of the Continental Warrants that exercised their Put Right, entered into an Agreement and Release (the “Release”) in which the Company agreed to issue to such holder 2 shares of the Company's common stock (the “Additional Stock”) for every $1.00 invested in the Continental Offering in exchange for cancellation of the Continental Warrants and waiver of ratchet anti-dilution protection from future offerings.  A total of 5,350,000 shares were issued and a total of 4,280,000 stock warrants to purchase shares of the Company's common stock (equivalent to 5,350,000 Continental warrants) were cancelled in connection with the settlement of the Put Rights.

On October 26, 2011, the Company sold $40,000 of Units to an accredited investor pursuant to a subscription agreement (the “Subscription Agreements”) for an aggregate sale of 80,000 Units (the “Units”), at a purchase price of $0.50 per Unit (the “Unit Sale”).  Each Unit consists of: (i) one share of Common Stock and (ii) a two year warrant to purchase 50% percent of the number of shares of Common Stock at an exercise price of $0.60 per share (the “Warrants”).  The Warrants may be exercised until the second anniversary of their date of issuance.  The Warrants may be exercised on a cashless basis at any time at 100% of the closing price for the Common Stock on the business day immediately prior to the exercise. The Company has agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock and shares underlying the Warrants within 60 days of the final closing date of the sale of any Units (the “Filing Date”) and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of Units (the “Effectiveness Date”).   The Company is obligated to pay a fee of 1% per month in cash for every thirty day period up to a maximum of 6%, (i) that the registration statement has not been filed after the Filing Date, and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

On September 14, 2011, the Company sold $1,715,604 of its 9% secured promissory note (the “Note”) (see Note 7).  Pursuant to the terms of the Note, the Company is required to prepay the principal amount of the Note in full upon the occurrence of a Qualified Financing, which is defined in the Note as the closing of an equity investment in the Company's capital stock (or any equity-linked financing) in which the Company receives from one or more investors, net proceeds of at least $1,715,604 (not including any outstanding debt conversion or investments made by the note holder).  The Company has determined that the sale of the Units that occurred between September 2011 and October 2011, in the aggregate, constitutes a “Qualified Financing” under the terms of the Note and accordingly, the Company is required to prepay the outstanding principal value of the Note.  On October 31, 2011, the Company and Note holder entered into a Waiver Agreement pursuant to which the Company and the Note holder agreed that the Company would prepay $700,000 principal of the Note and would waive (i) prepayment of the balance of the principal of the Note and (ii) any default under the Note arising solely from the Company's partial prepayment of the Note upon the occurrence of the Qualified Financing.

On October 31, 2011, the Company entered into amendment agreements (the “Amendments”) with holders of the Company's outstanding 5% convertible promissory notes dated as of February 1, 2011 in the aggregate principal amount of $600,000 (the “Convertible Notes”) (see Note 7).  Pursuant to the Amendments, the Fixed Conversion Price (as defined in the Convertible Notes) was adjusted from $1.00 to $0.65. On November 1, 2011, 5 convertible note holders, including Company Chairman Barry Honig, converted their outstanding notes to the Company's common stock at a conversion price of $0.65 per share.  In total, $600,000 of notes were converted, plus accrued interest of $22,500, with the Company issuing 957,692 shares in exchange.